                        PAINEWEBBER PACE SELECT ADVISORS TRUST
              (ON BEHALF OF PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS)

                            PAINEWEBBER SECURITIES TRUST
                       (ON BEHALF OF PAINEWEBBER SMALL CAP FUND)

                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Small/Medium Company Value Equity Investments ("PACE Small/Medium Company Value Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Small Cap Fund ("Small Cap Fund"), a series of PaineWebber Securities Trust ("Securities Trust"), in exchange solely for shares of PACE Small/Medium Company Value Fund and the assumption by PACE Small/Medium Company Value Fund of all of Small Cap Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Small/Medium Company Value Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

         (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Small/Medium Company Value Fund and is incorporated by reference from PACE Trust's Statement of Additional Information as filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

         (2) The combined Annual Report to Shareholders of PACE Trust, which includes information relating to PACE Small/Medium Company Value Fund for the fiscal year ended July 31, 2000 and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979; and

         (3) The Annual Report to Shareholders of Small Cap Fund for the fiscal year ended July 31, 2000, which is incorporated by reference from Securities Trust's Form N-30D, SEC File Number 811-07374, filed on October 2, 2000, accession number 0000930413-00-001277.

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 15, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 15, 2000.

                   PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Small Cap Fund and PACE Small/Medium Company Value Fund as adjusted giving effect to the Reorganization.

         The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed significantly since that date, primarily because one or more new sub-advisers have realigned their portions of each Fund's portfolio after October 10, 2000 to reflect their proprietary investment strategies. These changes are greater for Small Cap Fund because all its assets were allocated between two new sub-advisers. PACE Small/Medium Company Value Fund replaced one of its two sub-advisers. That realignment was not complete as of November 30, 2000. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

         It is not expected that any of Small Cap Fund's holdings will be incompatible with PACE Small/Medium Company Value Fund's holdings. However, if shareholders of Small Cap Fund approve the Reorganization, it is expected that some of the Fund's current holdings (less than 20% as of November 30, 2000) may be sold in the months following the Reorganization to adjust the proportion of the stocks of companies with smaller total market capitalizations ($1.5 billion and lower) in the combined Fund's portfolio.

         The amount of Small Cap Fund's assets that would be sold by the post-merger combined Fund for this purpose and the timing of those sales will depend on market conditions and on the applicable sub-adviser's continuing assessment of the appropriate proportion of stocks of companies with smaller total market capitalizations in the combined Fund's portfolio.

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER SMALL CAP FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                PRO FORMA COMBINED
                                                             PACE SMALL/MEDIUM                                  PACE SMALL/MEDIUM
                                                               COMPANY VALUE       PW SMALL CAP                COMPANY VALUE EQUITY
                                                             EQUITY INVESTMENTS       FUND       ADJUSTMENTS       INVESTMENTS
                                                            --------------------  -------------  -----------  --------------------
ASSETS
Investments in securities, at value
 (cost - $229,343,032, $66,005,468,
  and $295,348,500, respectively)                            $        212,687,610  $  66,129,386  $         -  $        278,816,996
Investments in cash collateral
 received for securities loaned
  (cost - $18,674,100, $5,116,400
   and $23,790,500, respectively)                                     18,674,100      5,116,400            -            23,790,500
Cash                                                                         843          1,998            -                 2,841
Receivable for investments sold                                        1,286,772      1,725,106            -             3,011,878
Receivable for shares of beneficial interest sold                        114,978         25,088            -               140,066
Dividends and interest receivable                                        120,739         25,178            -               145,917
Deferred organizational expenses                                           1,025              -            -                 1,025
Other assets                                                              66,167          5,533            -                71,700
                                                            --------------------  -------------  -----------  --------------------
Total assets                                                         232,952,234     73,028,689            -           305,980,923
                                                            --------------------  -------------  -----------  --------------------
LIABILITIES
Payable for cash collateral for securities loaned                     18,674,100      5,116,400            -            23,790,500
Payable for investments purchased                                        154,954        999,959            -             1,154,913
Payable for shares of beneficial interest repurchased                     99,013        136,776            -               235,789
Payable to affiliates                                                    140,995         89,699            -               230,694
Accrued expenses and other liabilities                                   134,303        131,669            -               265,972
                                                            --------------------  -------------  -----------  --------------------
Total liabilities                                                     19,203,365      6,474,503            -            25,677,868
                                                            --------------------  -------------  -----------  --------------------
NET ASSETS
Beneficial interest shares of $0.001 par value
 outstanding - 16,034,793, 5,549,996 and 21,027,487,
  respectively                                                       230,680,256     67,529,315            -           298,209,571
Accumulated undistributed (distributions in excess of)
 net investment income (loss)                                          1,068,966     (1,121,699)           -               (52,733)
Accumulated net realized gains (losses)
 from investment transactions                                         (1,344,931)        22,652            -            (1,322,279)
Net unrealized appreciation (depreciation) of investments            (16,655,422)       123,918            -           (16,531,504)
                                                            --------------------  -------------  -----------  --------------------
Net assets applicable to shares outstanding                  $       213,748,869  $  66,554,186  $         -  $        280,303,055
                                                            ====================  =============  ===========  ====================
  CLASS P:
Net assets                                                   $       213,748,869  $           -  $         -  $        213,748,869
                                                            --------------------  -------------  -----------  --------------------
Shares outstanding                                                    16,034,793              -            -            16,034,793
                                                            --------------------  -------------  -----------  --------------------
Net asset and redemption value per share                     $             13.33  $           -  $         -  $              13.33
                                                            ====================  =============  ===========  ====================
  CLASS A:
Net assets                                                   $                 -  $  40,482,113  $         -  $         40,482,113
                                                            --------------------  -------------  -----------  --------------------
Shares outstanding                                                             -      3,294,688     (257,842)            3,036,846
                                                            --------------------  -------------  -----------  --------------------
Net asset and redemption value per share                     $                 -  $       12.29  $         -  $              13.33
                                                            ====================  =============  ===========  ====================
Maximum offering price per share (net asset value plus
   sales charge of 4.5% of offering price)                   $                 -        $ 12.87  $         -  $              13.96
                                                            ====================  =============  ===========  ====================
  CLASS B:
Net assets                                                   $                 -  $  11,592,905  $         -  $         11,592,905
                                                            --------------------  -------------  -----------  --------------------
Shares outstanding                                                             -      1,008,312     (138,647)              869,665
                                                            --------------------  -------------  -----------  --------------------
Net asset value and offering price per share                 $                 -  $       11.50  $         -  $              13.33
                                                            ====================  =============  ===========  ====================
  CLASS C:
Net assets                                                   $                 -  $  12,648,217  $         -  $         12,648,217
                                                            --------------------  -------------  -----------  --------------------
Shares outstanding                                                             -      1,099,604     (150,773)              948,831
                                                            --------------------  -------------  -----------  --------------------
Net asset value and offering price per share                 $                 -  $       11.50  $         -  $              13.33
                                                            ====================  =============  ===========  ====================
  CLASS Y:
Net assets                                                   $                 -  $   1,830,951  $         -  $          1,830,951
                                                            --------------------  -------------  -----------  --------------------
Shares outstanding                                                             -        147,392      (10,040)              137,352
                                                            --------------------  -------------  -----------  --------------------
Net asset value and offering price per share                 $                 -  $       12.42  $         -  $              13.33
                                                            ====================  =============  ===========  ====================

          See accompanying notes to pro forma financial statements

PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
PAINEWEBBER SMALL CAP FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                              PRO FORMA COMBINED
                                                          PACE SMALL/MEDIUM                                   PACE SMALL/MEDIUM
                                                            COMPANY VALUE      PW SMALL CAP                   COMPANY VALUE EQUITY
                                                          EQUITY INVESTMENTS       FUND       ADJUSTMENTS         INVESTMENTS
                                                        ---------------------  -------------  -----------     --------------------
INVESTMENT INCOME:
  Interest (net of foreign withholding taxes, if any)   $             505,157  $     117,212  $         -     $           622,369
  Dividends (net of foreign withholding taxes, if any)              2,978,001        162,027            -               3,140,028
                                                        ---------------------  -------------  -----------     -------------------
                                                                    3,483,158        279,239            -               3,762,397
                                                        ---------------------  -------------  -----------     -------------------

EXPENSES:
  Investment advisory and administration fees                       1,574,930        729,053     (145,815)(a)           2,158,168
  Shareholder distribution and servicing fees                               -        383,508            -                 383,508
  Transfer agency fees and expenses                                   110,990        124,884            -                 235,874
  Reports and notices to shareholders                                  43,030         49,590      (39,672)(b)              52,948
  Legal and audit                                                      57,490         54,415      (54,415)(b)              57,490
  Trustees' fees                                                       26,250         13,500      (13,500)(b)              26,250
  Federal and state registration fees                                  36,260              -            -                  36,260
  Amortization of organizational expenses                              19,032              -            -                  19,032
  Custody and accounting                                              118,120         45,823            -                 163,943
  Other expenses                                                       11,259          2,294            -                  13,553
                                                        ---------------------  -------------  -----------     -------------------
                                                                    1,997,361      1,403,067     (253,402)              3,147,026
  Less: Fee waivers and reimbursements from
        investment adviser                                            (32,450)        (2,129)           -                 (34,579)
                                                        ---------------------  -------------  -----------     -------------------
  Net expenses                                                      1,964,911      1,400,938     (253,402)              3,112,447
                                                        ---------------------  -------------  -----------     -------------------
  Net investment income (loss)                                      1,518,247     (1,121,699)     253,402                 649,950
                                                        ---------------------  -------------  -----------     -------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM
INVESTMENT ACTIVITIES:
  Net realized gains from investment transactions                   2,717,494      9,753,603            -              12,471,097
  Net change in unrealized depreciation of investments            (25,897,124)    (1,650,030)           -             (27,547,154)
                                                        ---------------------  -------------  -----------     -------------------
  Net realized and unrealized gains (losses) from
  investment activities                                           (23,179,630)     8,103,573            -             (15,076,057)
                                                        ---------------------  -------------  -----------     -------------------

  Net increase (decrease) in net assets resulting
  from operations                                       $        (21,661,383)  $   6,981,874  $   253,402     $       (14,426,107)
                                                        =====================  =============  ===========     ===================

-------------------------

(a) Reflects decrease in fees resulting from lower fee schedule of PACE Small/Medium Company Value Equity Investments.
(b) Reflects the anticipated savings of the merger.



           See accompanying notes to pro forma financial statements

 PACE SMALL/MEDIUM COMPANY VALUE EQUITY INVESTMENTS
 PAINEWEBBER SMALL CAP FUND
 PRO FORMA PORTFOLIO OF INVESTMENTS
 FOR THE YEAR ENDED JULY 31, 2000 (UNAUDITED)

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

               COMMON STOCKS - 94.53%

               Agriculture, Food & Beverage - 4.37%
         7,500 Agribrands International, Inc.*                          $    281,250        $      -                 $    281,250
         9,700 Andersons Inc.                                                 84,269               -                       84,269
        46,700 Cadiz Inc.*                                                      -               449,488                   449,488
        18,200 Canandaigua Wine Inc.*(1)                                        -               898,625                   898,625
       882,000 Creative Bakeries, Inc.*                                         -               689,062                   689,062
         1,200 Golden State Vintners, Inc.*                                    5,550               -                        5,550
         6,200 International Multifoods Corp.                                108,112               -                      108,112
       132,900 McCormick & Company Inc.                                    3,895,631               -                    3,895,631
        13,700 Nash Finch Co.                                                124,156               -                      124,156
        55,600 Performance Food Group Co.*                                      -             1,831,325                 1,831,325
        18,950 Pilgrims Pride Corp., Class A                                  99,488               -                       99,488
        37,900 Pilgrims Pride Corp., Class B                                 274,775               -                      274,775
        14,600 Sanderson Farms Inc.                                           93,075               -                       93,075
         5,500 Suprema Specialties Inc.*                                      56,719               -                       56,719
         9,300 Sylvan, Inc.*                                                  90,094               -                       90,094
         5,900 Todhunter International Inc.*                                  44,250               -                       44,250
       209,100 Whitman Corp.                                               3,123,431               -                    3,123,431
        20,000 WLR Foods Inc.*                                                92,500               -                       92,500
                                                                  ---------------------------------------------------------------
                                                                           8,373,300          3,868,500                12,241,800
                                                                  ---------------------------------------------------------------

               Airlines - 0.54%
        21,000 Alaska Air Group, Inc.*  (1)                                  576,187               -                      576,187
        44,700 America West Holding Corp.*  (1)                              717,994               -                      717,994
         7,100 Amtran Inc.*                                                   93,188               -                       93,188
        49,600 Hawaiian Airlines Inc.*                                       114,700               -                      114,700
                                                                  ---------------------------------------------------------------
                                                                           1,502,069               -                    1,502,069
                                                                  ---------------------------------------------------------------

               Apparel, Retail - 1.28%
        17,400 Abercrombie and Fitch Co.*  (1)                               279,487               -                      279,487
        35,300 Burlington Coat Factory Warehouse Corp.                       414,775               -                      414,775
         1,900 Cache, Inc.*                                                    5,581               -                        5,581
        14,400 Finish Line Inc.*                                             116,100               -                      116,100
       125,500 Florsheim Group, Inc.*                                           -               223,547                   223,547
        22,100 Genesco Inc.*                                                 337,025               -                      337,025
        40,200 Goodys Family Clothing Inc.*                                  209,794               -                      209,794
        11,200 J. Baker, Inc.                                                 57,400               -                       57,400
         8,200 Jos. A. Bank Clothiers, Inc.*                                  32,800               -                       32,800
        12,400 One Price Clothing Stores Inc.*                                23,250               -                       23,250
        10,400 Paul Harris Stores Inc.*                                       30,550               -                       30,550
         5,700 S & K Famous Brands Inc.*                                      45,244               -                       45,244
         7,700 Shoe Carnival, Inc.*                                           48,125               -                       48,125
         4,900 Shoe Pavilion, Inc.*                                           11,025               -                       11,025
         4,900 The Buckle, Inc.*                                              66,762               -                       66,762
         4,900 The Cato Corp., Class A                                       213,600               -                      213,600
         3,600 United Retail Group Inc.*                                      21,038               -                       21,038
        78,789 Wilsons The Leather Experts Inc.*                                -             1,447,748                 1,447,748
                                                                  ---------------------------------------------------------------
                                                                           1,912,556          1,671,295                 3,583,851
                                                                  ---------------------------------------------------------------

               Apparel, Textiles - 1.03%
        17,200 Brown Shoe Inc.                                               244,025               -                      244,025
        30,000 Burlington Industries Inc.*                                    48,750               -                       48,750
         6,700 Culp, Inc.                                                     38,106               -                       38,106
         8,200 Cutter & Buck Inc.*                                            70,725               -                       70,725
        10,700 Dan River Inc.*                                                48,150               -                       48,150
         3,832 Decorator Industries, Inc.                                     16,765               -                       16,765
        14,700 Dixie Group Inc.*                                              77,175               -                       77,175
         6,400 Garan Inc.                                                    140,000               -                      140,000
        13,400 Gerber Childrenswear Inc.*                                     69,512               -                       69,512
         2,500 Haggar Corp.                                                   30,938               -                       30,938
         1,800 Hallwood Group Inc.*                                           12,713               -                       12,713
         4,600 Hampshire Group, Ltd.*                                         38,238               -                       38,238
         6,400 K-Swiss, Inc.                                                 108,800               -                      108,800
        19,600 Kellwood Co.                                                  438,550               -                      438,550
        10,600 Maxwell Shoe Inc.*                                            114,612               -                      114,612
        26,700 Nautica Enterprises Inc.*                                     290,362               -                      290,362
         9,600 Oxford Industries Inc.                                        185,400               -                      185,400
         8,100 Perry Ellis International Inc.*                                78,975               -                       78,975




                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

         1,482 Simone Central Holdings Inc.*                                   2,779               -                        2,779
           400 Sport Harley Inc.*                                              1,475               -                        1,475
         6,900 Tandy Brands Accessories Inc.*                                 61,237               -                       61,237
         9,200 Tarrant Apparel Group*                                         73,600               -                       73,600
        12,900 The Warnaco Group Inc., Class A                                53,213               -                       53,213
        31,200 Westpoint Stevens Inc.  (1)                                   374,400               -                      374,400
         3,600 Weyco Group Inc.                                               90,000               -                       90,000
        17,700 Wolverine World Wide Inc.  (1)                                186,956               -                      186,956
                                                                  ---------------------------------------------------------------
                                                                           2,895,456               -                    2,895,456
                                                                  ---------------------------------------------------------------

               Banks - 1.58%
         1,100 American Bank Inc.                                             20,900               -                       20,900
         5,200 Arrow Financial Corp.                                          79,625               -                       79,625
         3,000 BostonFed Bancorp, Inc.                                        44,625               -                       44,625
         1,500 BYL Bancorp                                                    13,406               -                       13,406
        34,300 Citizens Banking Corp.                                        686,000               -                      686,000
         2,700 Columbia Bancorp                                               26,831               -                       26,831
        34,900 Commercial Federal Corp.                                      619,475               -                      619,475
         3,700 Community Bank Systems, Inc.                                   81,862               -                       81,862
        17,500 Corus Bank Shares Inc.                                        511,875               -                      511,875
        18,600 Delta Financial Corp.*                                         25,575               -                       25,575
        12,800 First Citizens Bancshares, Inc.                               780,800               -                      780,800
         3,200 GBC Bancorp                                                   104,000               -                      104,000
         3,900 IBERIABANK Corp.                                               64,350               -                       64,350
         1,900 Independent Bank Corp.                                         21,969               -                       21,969
         3,500 Industrial Bancorp, Inc.                                       42,000               -                       42,000
         6,800 Merchants Bancshares Inc.                                     132,600               -                      132,600
        10,600 National City Bancorp                                         155,025               -                      155,025
         3,130 Northrim Bank Alaska                                           23,084               -                       23,084
         2,100 PFF Bancorp, Inc.                                              36,488               -                       36,488
         4,000 Republic Bancorp Inc.                                          32,500               -                       32,500
         6,000 Sterling Bancorp                                               96,000               -                       96,000
         9,700 Sterling Financial Corp.*                                     108,519               -                      108,519
         8,050 Three Rivers Bancorp, Inc.                                     65,909               -                       65,909
        16,100 U.S. Bancorp, Inc.                                             79,494               -                       79,494
        22,700 Webster Financial Corp.                                       507,912               -                      507,912
         3,600 West Coast Bancorp                                             33,075               -                       33,075
         3,900 Yardville National Bancorp                                     41,438               -                       41,438
                                                                  ---------------------------------------------------------------
                                                                           4,435,337               -                    4,435,337
                                                                  ---------------------------------------------------------------

               Chemicals - 3.02%
         7,100 A. Schulman, Inc.                                              89,194               -                       89,194
         4,100 American Biltrite Inc.                                         50,738               -                       50,738
         5,100 American Pacific Corp.*                                        32,513               -                       32,513
         3,300 American Vanguard Corp.                                        26,813               -                       26,813
         4,800 Ameron, Inc.                                                  180,000               -                      180,000
         4,700 Associate Materials Inc.                                       76,963               -                       76,963
        24,500 Avery Dennison Corp.                                        1,329,125               -                    1,329,125
         9,600 Baimco Corp.                                                   69,000               -                       69,000
         8,100 Brady Corp.                                                      -               246,544                   246,544
        24,200 Carlisle Companies Inc.                                          -             1,095,050                 1,095,050
         5,900 Chemfab Corp.*                                                106,937               -                      106,937
       101,100 Ethyl Corp.                                                   202,200               -                      202,200
         4,300 Foamex International Inc.                                      29,025               -                       29,025
        50,400 Gencorp Inc.                                                  400,050               -                      400,050
        49,600 International Security Products Inc.                          291,400               -                      291,400
        15,100 Ivex Packaging Corp.*                                         156,662               -                      156,662
         9,100 Lydall Inc.*                                                  101,238               -                      101,238
        15,700 Myers Industries, Inc.                                        209,987               -                      209,987
         3,100 NCH Corp.                                                     118,187               -                      118,187
        61,600 NL Industries Inc.                                          1,139,600               -                    1,139,600
         4,100 Oil-Dri Corporation of America                                 32,800               -                       32,800
        50,400 Omnova Solutions Inc.                                         321,300               -                      321,300
         8,100 Patrick Industries Inc.                                        55,434               -                       55,434
        10,800 Quaker Chemical                                               184,275               -                      184,275
         5,300 Raven Industries Inc.                                          79,500               -                       79,500
        39,700 Spartech Corp.                                                   -             1,064,456                 1,064,456
        11,700 Stepan Chemical Co.                                           257,400               -                      257,400
         5,200 Summa Industries*                                              62,075               -                       62,075
        46,300 W.R. Grace & Co.*                                             457,212               -                      457,212
                                                                  ---------------------------------------------------------------
                                                                           6,059,628          2,406,050                 8,465,678
                                                                  ---------------------------------------------------------------

               Computer Hardware - 1.15%
        14,400 Amplicon Inc.                                                 136,800               -                      136,800
        17,400 Gerber Scientific, Inc.                                       174,000               -                      174,000
         4,000 Global Imaging Systems, Inc.*                                  31,000               -                       31,000
         9,400 Gradco Systems Inc.*                                           14,394               -                       14,394
         4,100 McRae Industries Inc.                                          21,012               -                       21,012

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

        21,100 Paravant Inc.*                                                 60,662               -                       60,662
        73,000 Pitney Bowes, Inc.                                          2,527,625               -                    2,527,625
        14,400 PSC Inc.*                                                      52,200               -                       52,200
        18,900 ScanSoft, Inc.*                                                34,847               -                       34,847
        43,300 Systemax Inc.*                                                159,669               -                      159,669
                                                                  ---------------------------------------------------------------
                                                                           3,212,209               -                    3,212,209
                                                                  ---------------------------------------------------------------

               Computer Software - 0.76%
        40,400 Avant Corp.*                                                  631,250               -                      631,250
         6,900 Bell Industries, Inc.                                          17,250               -                       17,250
         9,600 Comdial Corp.*                                                 24,600               -                       24,600
         2,700 Concentrex, Inc.*                                              18,394               -                       18,394
       156,317 Quadramed Corp.*                                                 -               371,253                   371,253
         4,300 Software Spectrum, Inc.*                                       66,112               -                       66,112
        46,426 Tecnomatix Technologies Ltd.*                                    -               719,603                   719,603
         8,900 TTI Team Telecom International Ltd.*                             -               273,119                   273,119
                                                                  ---------------------------------------------------------------
                                                                             757,606          1,363,975                 2,121,581
                                                                  ---------------------------------------------------------------

               Construction - 6.07%
        10,100 Beazer Homes USA, Inc.*                                       212,731               -                      212,731
         8,500 Butler Manufacturing Co.                                      176,906               -                      176,906
         4,100 Catalina Lighting, Inc.*                                       17,425               -                       17,425
        34,100 Champion Enterprise Inc.*                                     185,419               -                      185,419
        90,500 D.R. Horton Inc.                                            1,196,600            206,150                 1,402,750
        35,000 Dal-Tile International Inc.*                                  315,000               -                      315,000
         6,100 Dominion Homes Inc.*                                           32,597               -                       32,597
        24,950 Elcor Corp.                                                         -            478,728                   478,728
         3,500 EMCOR Group, Inc.*                                             82,031               -                       82,031
        13,500 Engle Homes Inc.                                              129,094               -                      129,094
        33,800 Hovnanian Enterprises Inc.*                                   202,800               -                      202,800
        35,100 Kaufman and Broad Home Corp.                                  686,644               -                      686,644
        19,900 M.D.C. Holdings, Inc.                                         398,000               -                      398,000
        22,700 M/I Schottenstein Homes, Inc.                                 192,600            216,000                   408,600
         2,700 Meadow Valley Corp.*                                            8,269               -                        8,269
         4,300 Miller Building Systems Inc.*                                  32,788               -                       32,788
        13,100 Morrison Knudsen Corp.*                                       126,087               -                      126,087
        21,900 NCI Building Systems Inc.*                                    413,362               -                      413,362
       170,675 Nobility Homes Inc.*                                           21,494            943,887                   965,381
        25,200 NVR Inc.*                                                     813,450            739,500                 1,552,950
        22,900 Owens Corning                                                 125,950               -                      125,950
        17,900 Palm Harbor Homes Inc.*                                       264,025               -                      264,025
         6,100 Park Ohio Holdings Corp.*                                      56,425               -                       56,425
         6,900 Perini Corp.                                                   27,600               -                       27,600
        33,600 Pulte Corp.                                                   770,700               -                      770,700
        10,300 Railworks Corp.*                                               95,275               -                       95,275
       190,900 Rouse Co.                                                   4,975,331               -                    4,975,331
        18,000 Ryland Group Inc.                                             360,000               -                      360,000
         7,500 Silverleaf Resorts Inc.*                                       25,313               -                       25,313
        10,900 Skyline Corp.                                                 220,044               -                      220,044
        35,900 Standard Pacific Corp.                                        455,481               -                      455,481
        44,100 Toll Brothers Inc.*                                         1,066,669               -                    1,066,669
        27,100 Trammell Crow Co.*                                            281,162               -                      281,162
         5,300 Wabash National Corp.                                          56,975                                       56,975
         9,400 Washington Homes Inc.                                          61,100               -                       61,100
        22,000 Webb Delaware Corp.                                           335,500               -                      335,500
                                                                  ---------------------------------------------------------------
                                                                          14,420,847          2,584,265                17,005,112
                                                                  ---------------------------------------------------------------

               Consumer Durables - 3.88%
        12,900 Chromcraft Revington Inc.*                                    141,900               -                      141,900
        12,200 Flexsteel Industries Inc.                                     150,213               -                      150,213
        50,700 Furniture Brands International, Inc.*                         579,169            171,825                   750,994
       174,900 Herman Miller Inc.                                          5,487,487               -                    5,487,487
         8,900 Home Products International Inc.*                              26,700               -                       26,700
        63,900 Interface, Inc.                                               327,487               -                      327,487
       188,200 Leggett & Platt, Inc.  (1)                                  3,293,500               -                    3,293,500
        16,390 Rowe Furniture Corp.                                           73,755               -                       73,755
        19,900 Royal Appliance Manufacturing Co.*                            104,475               -                      104,475
         8,600 Stanley Furniture Co., Inc.*                                  194,575               -                      194,575
         7,200 The First Years Inc.                                           78,750               -                       78,750
         7,900 U.S. Can Corp.*                                               148,125               -                      148,125
         6,788 Virco Manufacturing Corp.                                      86,547               -                       86,547
                                                                  ---------------------------------------------------------------
                                                                          10,692,683            171,825                10,864,508
                                                                  ---------------------------------------------------------------

               Defense/Aerospace - 0.78%
         5,900 AAR Corp.                                                      70,800               -                       70,800
         6,900 Ducommun Inc.*                                                 92,287               -                       92,287
         8,100 EDO Corp.                                                      48,094               -                       48,094
         6,200 Herley Industries, Inc.*                                      111,600               -                      111,600


                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------
         1,900 International Airline Support Inc.*                             3,800               -                        3,800
         6,900 Kellstrom Industries Inc.*                                     38,812               -                       38,812
         9,800 Ladish Co., Inc.*                                             106,575               -                      106,575
         1,000 LMI Aerospace Inc.*                                             2,438               -                        2,438
         6,600 Moog Inc.*                                                    191,400               -                      191,400
        23,100 Precision Castparts Corp.                                   1,476,956               -                    1,476,956
         6,000 SIFCO Industries, Inc.                                         36,375               -                       36,375
                                                                  ---------------------------------------------------------------
                                                                           2,179,137               -                    2,179,137
                                                                  ---------------------------------------------------------------

               Diversified Retail - 0.27%
        18,500 BonTon Stores Inc.*                                            43,938               -                       43,938
        11,800 Elder Beerman Stores Corp.*                                    51,256               -                       51,256
        45,900 Homebase Inc.*                                                111,881               -                      111,881
        14,100 Jo-Ann Stores, Inc.*                                          102,225               -                      102,225
        20,700 RDO Equipment Co.*                                             90,562               -                       90,562
        23,600 Shopko Stores, Inc.*                                          340,725               -                      340,725
         5,300 Specialty Catalog Corp.*                                       13,913               -                       13,913
                                                                  ---------------------------------------------------------------
                                                                             754,500               -                      754,500
                                                                  ---------------------------------------------------------------

               Drugs & Medicine - 1.90%
        11,400 Alpharma, Inc.                                                   -               746,700                   746,700
        34,600 Cardinal Health, Inc.  (1)                                  2,543,100               -                    2,543,100
         5,800 Chattem, Inc.*                                                 71,050               -                       71,050
        32,004 Herbalife International Inc., Class A                         306,038               -                      306,038
        19,533 Herbalife International Inc., Class B                         180,680               -                      180,680
         5,000 Natrol, Inc.*                                                  11,875               -                       11,875
        50,771 Noven Pharmaceuticals Inc.*                                      -             1,440,627                 1,440,627
         7,700 USANA Health Sciences, Inc.*                                   23,100               -                       23,100
                                                                  ---------------------------------------------------------------
                                                                           3,135,843          2,187,327                 5,323,170
                                                                  ---------------------------------------------------------------

               Electric Utilities - 0.83%
         8,900 Bangor Hydro Electric Co.                                     208,594               -                      208,594
         3,100 Central Vermont Public Service Corp.                           36,813               -                       36,813
        14,271 Lennox International Inc.                                     188,199               -                      188,199
           400 Maine Public Service Co.                                        9,450               -                        9,450
        49,300 Public Service Co. of New Mexico                              893,562               -                      893,562
        43,500 RGS Energy Group Inc.                                         997,781               -                      997,781
                                                                  ---------------------------------------------------------------
                                                                           2,334,399               -                    2,334,399
                                                                  ---------------------------------------------------------------

               Electrical Equipment - 2.00%
        34,700 Artesyn Technologies Inc.*(1)                                    -             1,179,800                 1,179,800
         7,700 DSP Group Inc.*                                                  -               322,919                   322,919
        21,500 Orbotech Ltd.*(1)                                                -             1,771,062                 1,771,062
         4,200 Pioneer-Standard Electronics, Inc.                             56,700               -                       56,700
        36,000 Rogers Corp.*                                                    -             1,287,000                 1,287,000
         4,000 Technitrol Inc.*                                                 -               441,000                   441,000
        18,600 Thermo Ecotek Corp.*                                             -               160,425                   160,425
        11,600 Xircom, Inc.*                                                    -               396,575                   396,575
                                                                  ---------------------------------------------------------------
                                                                              56,700          5,558,781                 5,615,481
                                                                  ---------------------------------------------------------------

               Electrical Power - 0.54%
        10,000 A.O. Smith Corp.                                              161,250               -                      161,250
        10,100 Carbide/Graphite Group Inc.*                                   43,556               -                       43,556
        28,300 Hughes Supply, Inc.                                           535,931               -                      535,931
        10,500 Lamson & Sessions Co.*                                        182,438               -                      182,438
         2,800 Lincoln Electric Holdings Inc.                                 42,350               -                       42,350
         2,200 LSI Industries Inc.                                            36,850               -                       36,850
        10,500 The Alpine Group, Inc.*                                        69,563               -                       69,563
        13,400 Woodward Governor Co.                                         442,200               -                      442,200
                                                                  ---------------------------------------------------------------
                                                                           1,514,138               -                    1,514,138
                                                                  ---------------------------------------------------------------

               Electronic Components - 0.20%
        12,200 SLI, Inc.                                                     131,913               -                      131,913
        14,200 Triumph Group Inc.*                                           434,875               -                      434,875
                                                                  ---------------------------------------------------------------
                                                                             566,788               -                      566,788
                                                                  ---------------------------------------------------------------

               Energy Reserves & Production - 1.36%
        20,000 Comstock Resources Inc.*                                         -               138,750                   138,750
        92,100 Patterson Energy Inc.*                                           -             2,296,744                 2,296,744
        27,900 Pioneer Natural Resources Co.*                                   -               299,925                   299,925
        19,000 Remington Oil Gas Corp.*                                         -               116,375                   116,375
        32,200 Swift Energy Co.*                                                -               706,387                   706,387
        13,700 Vintage Petroleum Inc.                                           -               246,600                   246,600
                                                                  ---------------------------------------------------------------
                                                                                -             3,804,781                 3,804,781
                                                                  ---------------------------------------------------------------

               Entertainment - 0.58%
        86,400 Carnival Corp.                                              1,614,600               -                    1,614,600
                                                                  ---------------------------------------------------------------

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

               Environmental Services - 1.24%
         2,400 ATG Inc.*                                                       5,550               -                        5,550
         7,100 Exponent Inc.*                                                 63,013               -                       63,013
        16,500 IT Group, Inc.*                                                72,188               -                       72,188
         5,000 Met-Pro Corp.                                                  50,625               -                       50,625
        94,150 Stericycle Inc.*                                                 -             2,353,750                 2,353,750
        99,800 The ServiceMaster Co.                                         929,387               -                      929,387
        27,800 Thermatrix Inc.*                                                 -                11,148                    11,148
                                                                  ---------------------------------------------------------------
                                                                           1,120,763          2,364,898                 3,485,661
                                                                  ---------------------------------------------------------------

               Financial Services - 4.07%
        30,700 Advanta Corp.  (1)                                            351,131               -                      351,131
         2,700 American Business Financial Services, Inc.  (1)                36,788               -                       36,788
        31,700 Americredit Corp.*(1)                                            -               657,775                   657,775
        28,000 Bluegreen Corp.*                                               77,000               -                       77,000
         5,100 CCBT Financial Companies Inc.                                  80,962               -                       80,962
         3,800 DeWolfe Companies, Inc.                                        28,975               -                       28,975
        11,600 Doral Financial Corp.                                            -               150,800                   150,800
        11,400 Ezcorp Inc.                                                    16,744               -                       16,744
       279,500 First Cash Financial Services, Inc.*                             -               847,234                   847,234
        11,400 Gallagher (Arthur J.) & Co.                                   559,312               -                      559,312
        49,100 H&R Block, Inc.                                             1,571,200               -                    1,571,200
         3,800 Hawthorne Financial Corp.*                                     38,950               -                       38,950
         9,200 Kaye Group Inc.                                                57,500               -                       57,500
         4,100 Main St. & Main Inc.*                                          10,891               -                       10,891
         3,900 Matrix Bancorp Inc.*                                           40,463               -                       40,463
       132,100 MBNA Corp.                                                  4,408,837               -                    4,408,837
        72,000 Metris Co., Inc.(1)                                              -             2,110,500                 2,110,500
         3,700 New Century Financial Corp.*  (1)                              44,227               -                       44,227
         4,800 Onyx Acceptance Corp.*                                         21,900               -                       21,900
         3,200 Pacific Crest Capital Inc.                                     39,200               -                       39,200
         5,900 Refac*                                                         18,806               -                       18,806
        22,300 Resource Bank Shares Mortgage Group Inc.                       91,987               -                       91,987
         1,300 TFC Enterprises, Inc.*                                          2,356               -                        2,356
         3,500 Ugly Duckling Corp.*                                           24,938               -                       24,938
         1,700 Union Acceptance Corp.*                                        10,413               -                       10,413
        23,000 World Acceptance Corp.*                                       117,875               -                      117,875
                                                                  ---------------------------------------------------------------
                                                                           7,650,455          3,766,309                11,416,764
                                                                  ---------------------------------------------------------------

               Food Retail - 0.67%
        52,025 Albertson's Inc.                                            1,570,504               -                    1,570,504
        25,000 M & F Worldwide Corp.*                                        137,500               -                      137,500
         8,700 Marsh Supermarkets Inc.                                       130,500               -                      130,500
         3,650 Schultz Sav-O Stores, Inc.                                     43,344               -                       43,344
                                                                  ---------------------------------------------------------------
                                                                           1,881,848               -                    1,881,848
                                                                  ---------------------------------------------------------------

               Forest Products, Paper - 0.70%
         3,000 Baltek Corp.*                                                  20,437               -                       20,437
         6,400 BCT International Inc.*                                        10,000               -                       10,000
         9,450 Fibermark Inc.*                                               112,809               -                      112,809
        34,400 Graphic Packaging International Corp.*                         81,700               -                       81,700
        44,930 Greif Brothers Corp. Class A                                     -             1,140,099                 1,140,099
         9,000 Mercer International Inc.*                                       -                77,906                    77,906
         1,000 Quipp Inc.*                                                    21,000               -                       21,000
        14,290 Republic Group Inc.                                           184,877               -                      184,877
        19,100 Schweitzer Mauduit International Inc.                         253,075               -                      253,075
         4,700 Universal Forest Products, Inc.                                59,044               -                       59,044
         1,100 Wickes Co.*                                                     5,294               -                        5,294
                                                                  ---------------------------------------------------------------
                                                                             748,236          1,218,005                 1,966,241
                                                                  ---------------------------------------------------------------

               Freight, Air, Sea & Land - 1.29%
         7,500 AirNet Systems, Inc.*                                          35,625               -                       35,625
        23,800 Arkansas Best Corp.*                                          337,662               -                      337,662
        34,900 Arnold Industries Inc.                                        477,694               -                      477,694
         4,300 Boyd Brothers Transportation Inc.*                             17,200               -                       17,200
         8,500 CD&L, Inc.*                                                     9,563               -                        9,563
        10,700 Consolidated Freightways Corp.*                                47,147               -                       47,147
        12,500 Covenant Transport, Inc., Class A*                            100,000               -                      100,000
         5,800 Genesee & Wyoming Inc.*                                       108,750               -                      108,750
         3,500 M.S. Carriers, Inc.*                                           70,219               -                       70,219
         4,100 Motor Cargo Industries, Inc.*                                  18,963               -                       18,963
        14,200 Old Dominion Freight Lines Inc.*                              138,450               -                      138,450
        10,200 PAM Transportation Services Inc.*                              93,075               -                       93,075
        36,500 Roadway Express Inc.                                          866,875               -                      866,875
         6,100 Smithway Motor Xpress Corp.                                    18,681               -                       18,681
         8,100 Transport Corp. of America*                                    48,600               -                       48,600
        17,800 US Xpress Enterprises Inc.*                                   145,181               -                      145,181
        11,300 USA Truck Inc.*                                                74,862               -                       74,862

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

        19,000 USFreightways Corp.                                           527,250               -                      527,250
        30,100 Yellow Corp.*                                                 483,481               -                      483,481
                                                                  ---------------------------------------------------------------
                                                                           3,619,278               -                    3,619,278
                                                                  ---------------------------------------------------------------

               Gas Utility - 0.74%
         3,850 Energysouth Inc.                                               72,188               -                       72,188
        38,200 Equitable Resources Inc.                                         -             1,988,787                 1,988,787
                                                                  ---------------------------------------------------------------
                                                                              72,188          1,988,787                 2,060,975
                                                                  ---------------------------------------------------------------

               Heavy Machinery - 0.55%
        13,800 Cascade Corp.                                                 175,087               -                      175,087
        16,400 Columbus McKinnon Corp.                                       241,900               -                      241,900
         7,800 Gehl Co.*                                                     106,275               -                      106,275
        32,000 JLG Industries, Inc.                                          326,000               -                      326,000
         9,900 NACCO Industries Inc.                                         359,494               -                      359,494
         1,100 Richton International Corp.*                                   21,175               -                       21,175
        19,700 Terex Corp.*                                                  325,050               -                      325,050
                                                                  ---------------------------------------------------------------
                                                                           1,554,981               -                    1,554,981
                                                                  ---------------------------------------------------------------

               Hotels - 0.57%
         8,700 Anchor Gaming*                                                471,431               -                      471,431
         4,500 Black Hawk Gaming & Development Inc.*                          29,250               -                       29,250
        74,900 Boyd Gaming Corp.*                                            332,369               -                      332,369
        12,825 Lakes Gaming Inc.*                                            115,425               -                      115,425
        62,500 Prime Hospitality Corp.*                                      593,750               -                      593,750
         6,700 Suburban Lodges America Inc.*                                  47,738               -                       47,738
                                                                  ---------------------------------------------------------------
                                                                           1,589,963               -                    1,589,963
                                                                  ---------------------------------------------------------------

               Household Products - 3.28%
        77,800 Clorox Co.  (1)                                             3,214,112               -                    3,214,112
         7,500 CPAC Inc.                                                      56,250               -                       56,250
         2,000 Dixon Ticonderoga Co.*                                          6,250               -                        6,250
        70,300 Fortune Brands, Inc.  (1)                                   1,581,750               -                    1,581,750
        16,700 French Fragrances Inc.*  (1)                                  133,600               -                      133,600
        24,700 Jason Inc.*                                                   265,525               -                      265,525
        32,300 National Service Industries, Inc.                             660,131               -                      660,131
       121,700 Newell Rubbermaid, Inc.                                     3,278,294               -                    3,278,294
                                                                  ---------------------------------------------------------------
                                                                           9,195,912               -                    9,195,912
                                                                  ---------------------------------------------------------------

               Industrial Parts - 0.71%
        17,700 Briggs & Stratton Corp.                                       622,819               -                      622,819
        49,500 Manitowoc Co., Inc.                                              -             1,218,938                 1,218,938
         3,800 Mettler-Toledo International Inc.* ADR                           -               153,900                   153,900
                                                                  ---------------------------------------------------------------
                                                                             622,819          1,372,838                 1,995,657
                                                                  ---------------------------------------------------------------

               Industrial Services/Supplies - 4.06%
        53,400 AHL Services, Inc.*                                              -               433,875                   433,875
        16,200 Amerco*                                                       319,950               -                      319,950
        29,200 ArvinMeritor, Inc.                                            456,250               -                      456,250
        37,800 Avis Rental A Car Inc.*                                       845,775               -                      845,775
        14,200 Burns International Services Corp.*                           188,150               -                      188,150
         5,300 Butler International Inc.*                                     38,425               -                       38,425
        22,000 CDI Corp.*                                                    437,250               -                      437,250
         7,400 Childrens Comprehensive Services                               21,738               -                       21,738
        27,600 Comfort Systems USA Inc.*                                     122,475               -                      122,475
       186,120 Cornell Companies, Inc.*                                       48,281          1,149,866                 1,198,147
        38,700 Correctional Services Corp.*                                   32,375            146,612                   178,987
        19,200 Dollar Thrifty Automotive Group, Inc.*                        361,200               -                      361,200
        90,300 Harte-Hanks Co.                                             2,285,719               -                    2,285,719
         8,500 Headway Corporate Resources Inc.*                              24,969               -                       24,969
        13,350 Healthcare Services Group Inc.*                                63,412               -                       63,412
         5,600 Innotrac Corp.*                                                28,700               -                       28,700
         1,200 International Aircraft Investors*                               6,300               -                        6,300
        36,350 Interpool Inc.                                                415,753               -                      415,753
         7,900 McGrath Rentcorp.                                             119,487               -                      119,487
        16,800 National Equipment Services Inc.*                              88,200               -                       88,200
        10,100 National Technical Systems Inc.                                37,875               -                       37,875
        34,500 Personnel Group of America Inc.*                              109,969               -                      109,969
        12,216 Pittston Brinks Group                                         146,592               -                      146,592
        44,700 Rollins Truck Leasing Corp.                                   318,487               -                      318,487
        21,800 Simpson Industries, Inc.                                      177,125               -                      177,125
        15,300 SOS Staffing Services Inc.*                                    40,163               -                       40,163
         3,300 Sterile Recoveries Inc.*                                       32,175               -                       32,175
         7,700 Superior Surgical Manufacturing Inc.                           60,638               -                       60,638
        23,900 Unifirst Corp.                                                224,062               -                      224,062
       144,882 Wackenhut Corp., Class B*                                        -             1,430,710                 1,430,710
        31,500 Wallace Computer Series, Inc.                                 281,531               -                      281,531
        19,200 Westaff Inc.*                                                  81,600               -                       81,600

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

        28,700 York International Corp.                                      798,219               -                      798,219
           680 Zimmerman Sign Co.                                              2,040               -                        2,040
                                                                  ---------------------------------------------------------------
                                                                           8,214,885          3,161,063                11,375,948
                                                                  ---------------------------------------------------------------

               Information & Computer Services - 5.48%
         5,400 Amrep Corp.*                                                   27,338               -                       27,338
         1,580 Avici Systems Inc.*                                              -               155,433                   155,433
         9,300 Corrpro Companies Inc.*                                        33,131               -                       33,131
       167,700 Equifax, Inc.  (1)                                          3,961,912               -                    3,961,912
         5,800 FTI Consulting, Inc.*                                          59,812               -                       59,812
         3,795 General Employment Enterprises*                                13,757               -                       13,757
        23,100 Magellan Health Services Inc.*                                 37,538               -                       37,538
         2,900 Marlton Technologies, Inc.*                                     5,619               -                        5,619
        49,700 Maximus, Inc.*                                                   -             1,186,587                 1,186,587
        10,400 Navigant Consulting, Co.*                                      35,100               -                       35,100
         7,700 OrthAlliance, Inc.*                                            43,313               -                       43,313
       137,100 Pomeroy Computer Resources, Inc.*                              47,600          2,283,100                 2,330,700
       140,578 Right Management Consultants, Inc.*                            46,000          1,359,780                 1,405,780
       118,261 Sun Guard Data Systems Inc.*                                2,373,887          1,536,117                 3,910,004
        56,100 The Dun & Bradstreet Corp.                                  1,658,456               -                    1,658,456
         1,000 Transport Lux Corp.                                             4,625               -                        4,625
        12,400 URS Corp.*                                                    186,000               -                      186,000
        63,800 US Oncology, Inc.*                                            319,000               -                      319,000
                                                                  ---------------------------------------------------------------
                                                                           8,853,088          6,521,017                15,374,105
                                                                  ---------------------------------------------------------------

               Leisure - 4.25%
         6,050 Boston Acoustics Inc.                                          65,794               -                       65,794
         6,400 Brass Eagles Inc.*                                             24,000               -                       24,000
         8,600 Cannondale Corp.*                                              35,175               -                       35,175
        19,200 Department 56 Inc.*                                           189,600               -                      189,600
         4,800 Ellett Brothers Inc.                                           15,900               -                       15,900
         2,300 Escalade Inc.*                                                 41,688               -                       41,688
        43,400 GTECH Holdings Corp.*                                         886,987               -                      886,987
       269,200 Hasbro, Inc.                                                3,062,150               -                    3,062,150
       143,100 International Game Technology*                              4,248,281               -                    4,248,281
         8,000 Johnson Outdoors Inc.*                                         49,500               -                       49,500
        20,000 K2 Inc.*                                                      198,750               -                      198,750
         3,600 Koss Corp.*                                                    68,400               -                       68,400
        10,900 MarineMax, Inc.*                                               84,475               -                       84,475
         5,400 McNaughton Apparel Group Inc.*                                 68,850               -                       68,850
        12,900 Oneida Ltd.                                                   233,812               -                      233,812
         7,600 OroAmerica Inc.*                                               53,200               -                       53,200
         9,900 Russ Berrie & Company Inc.                                    194,288               -                      194,288
        82,750 SCP Pool Corp.*                                                  -             2,178,652                 2,178,652
        20,900 Sturm Ruger & Co. Inc.                                        184,181               -                      184,181
         5,200 Travis Boats & Motors, Inc.*                                   21,450               -                       21,450
                                                                  ---------------------------------------------------------------
                                                                           9,726,481          2,178,652                11,905,133
                                                                  ---------------------------------------------------------------

               Life Insurance - 0.89%
        23,800 AmerUs Life Holdings, Inc.                                    544,425               -                      544,425
         2,812 Cotton States Life Insurance Co.                               25,132               -                       25,132
        24,881 Delphi Financial Group, Inc.*                                 957,918               -                      957,918
        21,400 Great American Financial Resources, Inc.                      374,500               -                      374,500
         5,800 Independence Holding Co.                                       79,388               -                       79,388
         4,200 National Western Life Insurance Co.*                          308,700               -                      308,700
         9,200 Penn Treaty American Corp.*                                   147,200               -                      147,200
         1,700 Presidential Life Corp.                                        24,544               -                       24,544
         9,200 Standard Management Corp.*                                     34,500               -                       34,500
                                                                  ---------------------------------------------------------------
                                                                           2,496,307               -                    2,496,307
                                                                  ---------------------------------------------------------------

               Long Distance & Phone Companies - 1.40%
       133,700 CenturyTel, Inc.                                            3,919,081               -                    3,919,081
                                                                  ---------------------------------------------------------------

               Manufacturing-General - 2.00%
         8,100 Alltrista Corp.*                                              180,225               -                      180,225
         9,600 Amcast Industrial Corp.                                       103,200               -                      103,200
        11,600 Ampco-Pittsburgh Corp.                                        137,750               -                      137,750
         6,800 Avteam Inc.*                                                   12,538               -                       12,538
        27,800 Baldwin Technology Inc.*                                       53,862               -                       53,862
         9,000 Ballantyne Omaha Inc.*                                         19,688               -                       19,688
        23,000 Barnes Group Inc.                                             454,250               -                      454,250
           500 Chicago Rivet Machine Co.                                      10,625               -                       10,625
         7,100 CTB International Corp.*                                       53,250               -                       53,250
         6,000 Denali Inc.*                                                    7,125               -                        7,125
        18,500 Detroit Diesel Corp.*                                         420,875               -                      420,875
         6,500 Farrel Corp.                                                    9,750               -                        9,750
         7,900 Featherlite Manufacturing Inc.*                                27,650               -                       27,650
        27,900 Fedders Corp.                                                 144,731               -                      144,731

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

        25,100 Gentek Inc.                                                   288,650               -                      288,650
         1,800 Graham Corp.*                                                  14,175               -                       14,175
         9,000 Hardinge, Inc.                                                119,250               -                      119,250
         7,200 Hurco Companies Inc.*                                          27,000               -                       27,000
         6,500 JLK Direct Distribution Inc.*                                  46,313               -                       46,313
         3,600 K Tron International Inc.*                                     61,200               -                       61,200
        28,500 Kaman Corp.                                                   356,250               -                      356,250
        15,400 Media Arts Group Inc.*                                         60,637               -                       60,637
         8,700 Mestek, Inc.*                                                 146,269               -                      146,269
        44,800 Milacron Inc.                                                 644,000               -                      644,000
         6,800 Nortek, Inc.*                                                 133,450               -                      133,450
         2,500 P & F Industries Inc.*                                         21,250               -                       21,250
         1,000 Peerless Manufacturing Co.                                     16,250               -                       16,250
         3,200 Q E P Inc.*                                                    28,400               -                       28,400
         4,000 Riviera Tool Co.*                                              13,750               -                       13,750
        23,400 Specialty Equipment Companies Inc.*                           637,650               -                      637,650
         1,600 SPS Technologies, Inc.*                                        71,800               -                       71,800
         1,700 Standard Motor Products Inc.                                   16,469               -                       16,469
         8,200 Starrett LS Co.                                               149,137               -                      149,137
         8,500 TB Woods Corp.                                                 90,312               -                       90,312
        15,100 Tecumseh Products Co., Class A                                536,050               -                      536,050
         7,400 Transtechnology Corp.                                          74,925               -                       74,925
        41,200 Wabtec Corp.                                                  414,575               -                      414,575
                                                                  ---------------------------------------------------------------
                                                                           5,603,281               -                    5,603,281
                                                                  ---------------------------------------------------------------

               Manufacturing - High Technology - 1.02%
         6,100 Acme Electric Corp.*                                           52,231               -                       52,231
        10,100 Applied Signal Technology Inc.                                 98,475               -                       98,475
         7,600 Bel Fuse Inc.                                                 209,000               -                      209,000
         1,300 Bio Rad Laboratories Inc.*                                     30,713               -                       30,713
         2,900 Blonder Tongue Labs Inc.*                                      19,575               -                       19,575
         8,200 Channell Commercial Corp.*                                    102,500               -                      102,500
         7,300 Cobra Electronics Corp.*                                       45,169               -                       45,169
         9,300 Delaware Global Technologies Corp.*                            84,862               -                       84,862
        16,600 Esterline Technologies Corp.*                                 244,850               -                      244,850
        67,800 Galileo International Inc.  (1)                             1,305,150               -                    1,305,150
        30,600 Generale Cable Corp.                                          263,925               -                      263,925
        36,800 Griffon Corp.*                                                230,000               -                      230,000
         2,200 Lowrance Electronics, Inc.*                                     7,975               -                        7,975
         1,300 Napco Security Systems Inc.*                                    4,956               -                        4,956
        15,647 Superior TeleCom Inc.                                         135,933               -                      135,933
         2,300 Tech/Ops Sevcon, Inc.                                          21,850               -                       21,850
         1,100 Thermwood Corp.*                                                5,638               -                        5,638
                                                                  ---------------------------------------------------------------
                                                                           2,862,802               -                    2,862,802
                                                                  ---------------------------------------------------------------

               Media - 0.62%
        53,600 Tribune Co.                                                 1,742,000               -                    1,742,000
                                                                  ---------------------------------------------------------------

               Medical Products - 2.92%
        11,500 American Medical Technologies Inc.                             14,375               -                       14,375
        28,000 American Science & Engineering, Inc.*                            -               175,000                   175,000
        30,200 Biomatrix, Inc.*(1)                                              -               628,537                   628,537
         3,200 Lakeland Industries, Inc.*                                     18,800               -                       18,800
         4,700 Mesa Labs Inc.*                                                26,437               -                       26,437
         5,400 Minntech Corp.                                                 37,125               -                       37,125
        21,300 Natures Sunshine Products Inc.                                170,400               -                      170,400
        25,800 Patterson Dental Co.*                                            -               683,700                   683,700
        23,300 Pharmaceutical Product Development, Inc.*                        -               498,037                   498,037
        18,000 Sola International Inc.*                                      106,875               -                      106,875
       161,500 Sybron International Corp.*                                 3,361,219               -                    3,361,219
        46,900 Teleflex Inc.                                                    -             1,700,125                 1,700,125
        29,000 Theragenics Corp.*                                               -               215,688                   215,688
        11,000 Utah Medical Products Inc.*                                    77,000               -                       77,000
        23,500 Young Innovations Inc.*                                          -               478,813                   478,813
                                                                  ---------------------------------------------------------------
                                                                           3,812,231          4,379,900                 8,192,131
                                                                  ---------------------------------------------------------------

               Medical Providers - 1.40%
         6,100 Air Methods Corp.*                                             26,687               -                       26,687
        25,500 Ameripath Inc.*                                               323,531               -                      323,531
       124,000 Beverly Enterprises Inc.*                                     426,250               -                      426,250
        23,800 Capital Senior Living Corp.*                                   71,400               -                       71,400
         9,400 Carriage Services Inc.*                                        20,563               -                       20,563
         7,800 Castle Dental Centers, Inc.*                                   24,375               -                       24,375
         5,700 Coast Dental Services Inc.*                                     9,263               -                        9,263
       238,700 Counsel Corp.*                                                    -              611,669                   611,669
         1,000 Curative Health Services, Inc.*                                 6,375               -                        6,375
        13,900 Healthcare Recoveries Inc.*                                    54,731               -                       54,731
        62,000 Hooper Holmes Inc.                                                -              759,500                   759,500

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

         8,300 Horizon Health Corp.*                                          43,575               -                       43,575
        14,400 Monarch Dental Corp.*                                          39,600               -                       39,600
        16,800 Pediatrix Medical Group*                                      258,300               -                      258,300
        10,500 Prime Medical Services, Inc.*                                  85,312               -                       85,312
        25,500 Promedco Management Co.*                                       34,266               -                       34,266
        10,600 Raytel Medical Corp.*                                          12,588               -                       12,588
        15,000 Rehabcare Group Inc.*                                         533,437               -                      533,437
         6,200 Rural/Metro Corp.*                                             11,819               -                       11,819
       127,000 Service Corporation International                             325,437               -                      325,437
        32,400 Sierra Health Services Inc.*                                  103,275               -                      103,275
        64,900 Stewart Enterprises Inc.                                      141,969               -                      141,969
                                                                  ---------------------------------------------------------------
                                                                           2,552,753          1,371,169                 3,923,922
                                                                  ---------------------------------------------------------------

               Mining & Metals - 2.16%
         2,000 AK Steel Holding Corp.                                         20,125               -                       20,125
         9,200 Atchison Casting Corp.*                                        55,200               -                       55,200
        23,600 Ball Corp.                                                    818,625               -                      818,625
        17,300 Bayou Steel Corp.*                                             38,925               -                       38,925
        23,500 Centex Construction Products Inc.                             575,750               -                      575,750
        18,400 Chase Industries Inc.*                                        167,900               -                      167,900
        17,300 Commercial Metals Co.                                         508,187               -                      508,187
         9,000 Consol Energy Inc.                                               -               154,688                   154,688
         4,400 Eastern Co.                                                    64,350               -                       64,350
         6,200 Fansteel Inc.*                                                 25,188               -                       25,188
         9,039 Friedman Industries, Inc.                                      30,507               -                       30,507
        21,100 IMCO Recycling Inc.                                           102,862               -                      102,862
        30,700 Internet Corp.                                                222,575               -                      222,575
        12,500 Lawson Products, Inc.                                         321,875               -                      321,875
         7,100 Lindberg Corp.                                                 50,588               -                       50,588
        46,200 Metals USA Inc.*                                              199,237               -                      199,237
        11,300 Niagara Corp.*                                                 49,084               -                       49,084
         7,800 Northwest Pipe Co.*                                            99,938               -                       99,938
         5,800 Oglebay Norton Co.                                            152,250               -                      152,250
         6,300 Pitt-Des Moines, Inc.                                         183,881               -                      183,881
        20,800 Quanex Corp.                                                  374,400               -                      374,400
        13,450 Roanoke Electric Steel Corp.                                  159,719               -                      159,719
        11,800 Ryerson Tull, Inc.                                            103,987               -                      103,987
         5,100 Schuff Steel Co.*                                              13,388               -                       13,388
        20,900 Silgan Holdings Inc.*                                         185,161               -                      185,161
        13,500 Steel Technologies Inc.                                        92,813               -                       92,813
        25,400 Texas Industries, Inc.*                                       823,912               -                      823,912
        38,200 USEC Inc.                                                     167,125               -                      167,125
        16,100 Wolverine Tube Inc.*                                          279,737               -                      279,737
                                                                  ---------------------------------------------------------------
                                                                           5,887,289            154,688                 6,041,977
                                                                  ---------------------------------------------------------------

               Motor Vehicles - 1.82%
         7,800 Bandag Inc.                                                   201,825               -                      201,825
        20,100 Coachmen Industries, Inc.                                     208,538               -                      208,538
        59,400 Cooper Tire & Rubber Co.                                      664,537               -                      664,537
        14,200 Delco Remy International Inc.*                                118,925               -                      118,925
         9,500 Donnelly Corp.                                                124,688               -                      124,688
        20,900 Dura Automotive Systems, Inc.*                                215,531               -                      215,531
         6,000 Edelbrock Corp.                                                58,500               -                       58,500
        55,900 Federal-Mogul Corp.                                           510,088               -                      510,088
        40,300 Fleetwood Enterprises Inc.  (1)                               521,381               -                      521,381
        22,400 Hayes Lemmerz International Inc.*                             302,400               -                      302,400
         9,100 Keystone Automotive Industries, Inc.*                          55,738               -                       55,738
        54,200 Mascotech Inc.                                                623,300               -                      623,300
        20,100 Modine Manufacturing Co.                                      542,700               -                      542,700
        10,100 R & B Inc.*                                                    25,881               -                       25,881
         3,805 Rexhall Industries, Inc.*                                      18,549               -                       18,549
         8,000 Rush Enterprises Inc.*                                         48,250               -                       48,250
        16,900 Shiloh Industries Inc.*                                       111,963               -                      111,963
         2,900 Standard Automotive Corp.*                                     16,675               -                       16,675
        15,823 Supreme Industries, Inc.*                                      79,115               -                       79,115
        25,600 TBC Corp.*                                                    118,400               -                      118,400
        26,300 Tower Automotive, Inc.*  (1)                                  320,531               -                      320,531
         1,500 Transportation Components Inc.*                                 2,531               -                        2,531
        16,800 Winnebago Industries, Inc.                                    217,350               -                      217,350
                                                                  ---------------------------------------------------------------
                                                                           5,107,396               -                    5,107,396
                                                                  ---------------------------------------------------------------

               Oil Refining - 0.43%
         5,100 Adams Resources & Energy Inc.                                  68,213               -                       68,213
         9,300 Castle Energy Corp.                                            65,681               -                       65,681
         6,100 Giant Industries Inc.*                                         42,700               -                       42,700
        10,000 Holly Corp.                                                   120,000               -                      120,000
       157,800 Kaneb Services, Inc.*                                          16,750            644,038                   660,788
         7,962 Mercury Air Group, Inc.*                                       50,758               -                       50,758

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

        18,800 Petroleum Development Corp.*                                   94,000               -                       94,000
        14,700 World Fuel Services Corp.                                     116,681               -                      116,681
                                                                  ---------------------------------------------------------------
                                                                             574,783            644,038                 1,218,821
                                                                  ---------------------------------------------------------------

               Oil Services - 0.07%
        28,400 Friede Goldman International Inc.*                            182,825               -                      182,825
                                                                  ---------------------------------------------------------------

               Other Insurance - 5.32%
        10,200 Acceptance Insurance Co.*                                      47,175               -                       47,175
        10,200 Atlantic American Corp.*                                       21,038               -                       21,038
         5,880 Bancinsurance Corp.*                                           23,152               -                       23,152
        42,200 Commerce Group Inc.                                         1,171,050               -                    1,171,050
         8,733 Donegal Group Inc.                                             62,223               -                       62,223
        46,000 Enhance Financial Services Group Inc.                         727,375               -                      727,375
        36,783 Fidelity National Financial, Inc.  (1)                        650,599               -                      650,599
         7,500 FPIC Insurance Group Inc.*                                     89,531               -                       89,531
        32,500 Harleysville Group Inc.                                       591,094               -                      591,094
         2,200 Investors Title Insurance Co.                                  26,400               -                       26,400
        18,500 LandAmerica Financial Group Inc.                              448,625               -                      448,625
        94,600 MBIA, Inc.                                                  5,268,037               -                    5,268,037
         2,100 Midland Co.                                                    55,650               -                       55,650
         7,300 Philadelphia Consolidated Holding Corp.*  (1)                 118,169               -                      118,169
         5,596 Professionals Insurance Co. Management Group*                 124,511               -                      124,511
        15,600 Radian Group, Inc.                                               -               949,650                   949,650
        15,300 Radiologix Inc.*                                               61,200               -                       61,200
        13,875 RLI Corp.                                                     485,625               -                      485,625
        23,100 State Auto Financial Corp.                                    264,206               -                      264,206
        17,400 Stewart Information Services Corp.                            230,550               -                      230,550
         7,600 Unico American Corp.                                           50,825               -                       50,825
         8,800 Vesta Insurance Group, Inc.                                    47,850               -                       47,850
        51,400 XI Capital Ltd.  (1)                                        3,392,400               -                    3,392,400
                                                                  ---------------------------------------------------------------
                                                                          13,957,285            949,650                14,906,935
                                                                  ---------------------------------------------------------------

               Precious Metals - 0.00%
         1,900 Michael Anthony Jewelers Inc.*                                  4,038               -                        4,038
                                                                  ---------------------------------------------------------------

               Printing-Commercial - 0.02%
         6,100 Mail-Well, Inc.                                                43,081               -                       43,081
                                                                  ---------------------------------------------------------------

               Publishing - 4.36%
        11,400 Cadmus Communications Corp.                                    92,625               -                       92,625
        11,000 Consolidated Graphics, Inc.*                                  117,563               -                      117,563
         3,400 Courier Corp.                                                  99,450               -                       99,450
        19,700 Ennis Business Forms Inc.                                     157,600               -                      157,600
        96,600 Houghton Mifflin Co.  (1)                                   4,576,425               -                    4,576,425
       155,400 Lee Enterprises Inc.                                        4,118,100               -                    4,118,100
        64,200 McClatchy Co.                                               2,178,787               -                    2,178,787
        10,000 New England Business Service, Inc.                            207,500               -                      207,500
         7,900 Primesource Corp.                                              39,994               -                       39,994
        21,400 Standard Register                                             274,187               -                      274,187
        20,800 Standex International Corp.                                   358,800               -                      358,800
                                                                  ---------------------------------------------------------------
                                                                          12,221,031               -                   12,221,031
                                                                  ---------------------------------------------------------------

               Railroads - 0.27%
        26,800 Greenbrier Companies, Inc.                                    222,775               -                      222,775
        27,400 Trinity Industries, Inc.                                      527,450               -                      527,450
                                                                  ---------------------------------------------------------------
                                                                             750,225               -                      750,225
                                                                  ---------------------------------------------------------------

               Real Property - 0.02%
         1,300 Crossmann Communities, Inc.*                                   19,500               -                       19,500
         2,000 Meritage Corp.*                                                26,000               -                       26,000
                                                                  ---------------------------------------------------------------
                                                                              45,500               -                       45,500
                                                                  ---------------------------------------------------------------

               Restaurants - 1.55%
        18,000 Applebees International, Inc.                                    -               399,375                   399,375
         4,000 Arkansas Restaurants Corp.*                                    37,500               -                       37,500
         3,500 Benihana Inc.*                                                 45,500               -                       45,500
        93,400 Bob Evans Farms Inc.                                        1,494,400               -                    1,494,400
        63,000 CKE Restaurants, Inc.                                         185,063               -                      185,063
         1,700 Dave & Busters Inc.*                                           10,944               -                       10,944
         5,200 ELXSI Corp.*                                                   57,850               -                       57,850
        53,900 Jack in the Box Inc.*                                            -             1,155,481                 1,155,481
        27,100 Lubys Cafeterias Inc.                                         220,187               -                      220,187
        16,300 NPC International, Inc.*                                      142,625               -                      142,625
        29,300 Rainforest Cafe Inc.*                                          62,263               -                       62,263
        44,900 Ryan's Family Steak Houses, Inc.*                             409,712               -                      409,712
         9,800 Schlotzskys Inc.*                                              51,450               -                       51,450
        34,200 Sizzler International Inc.*                                    64,125               -                       64,125

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

                                                                  ---------------------------------------------------------------
                                                                           2,781,619          1,554,856                 4,336,475
                                                                  ---------------------------------------------------------------

               Securities & Asset Management - 2.75%
        31,900 Affiliated Managers Group Inc.*                                  -             1,513,256                 1,513,256
         7,800 Eaton Vance Corp.*                                               -               404,138                   404,138
        96,700 Franklin Resources, Inc.                                    3,469,113               -                    3,469,113
         5,700 ITLA Capital Corp.*                                            79,889               -                       79,889
        21,400 Raymond James Financial, Inc.                                    -               535,000                   535,000
         8,328 Stifel Financial Corp.                                         97,854               -                       97,854
        39,600 T. Rowe Price & Associates Inc.                             1,618,650               -                    1,618,650
                                                                  ---------------------------------------------------------------
                                                                           5,265,506          2,452,394                 7,717,900
                                                                  ---------------------------------------------------------------

               Semiconductor - 0.45%
         1,339 Avnet, Inc.                                                    76,240               -                       76,240
           800 Bell Microproducts Inc.*                                       18,900               -                       18,900
         2,600 Katy Industries Inc.                                           27,300               -                       27,300
        30,200 Neomagic Corp.*                                                89,656               -                       89,656
         3,900 O.I. Corp.*                                                    13,650               -                       13,650
        68,800 Richardson Electronics Ltd.                                      -             1,032,000                 1,032,000
                                                                  ---------------------------------------------------------------
                                                                             225,746          1,032,000                 1,257,746
                                                                  ---------------------------------------------------------------

               Specialty Retail - 3.27%
         5,900 A.C. Moore Arts & Crafts, Inc.*                                49,413               -                       49,413
        19,600 Barnett Inc.*                                                 242,550               -                      242,550
         4,100 Bebe Stores, Inc.*                                             40,744               -                       40,744
         6,500 Brookstone, Inc.*                                              76,375               -                       76,375
        15,300 Building Materials Holding Corp.*                             154,912               -                      154,912
        34,100 Central Garden & Pet Co.*                                     251,487               -                      251,487
        20,100 CSK Auto Corp.*                                               170,850               -                      170,850
         2,100 Discount Auto Parts Inc.*                                      17,063               -                       17,063
         6,100 Duckwall Alto Stores Inc.*                                     51,088               -                       51,088
        12,600 Finlay Enterprises Inc.*                                      162,225               -                      162,225
        17,400 Friedman's Inc.                                               100,050               -                      100,050
        13,700 Hancock Fabrics, Inc.                                          55,656               -                       55,656
        16,500 Haverty Furniture Companies, Inc.                             190,781               -                      190,781
       118,100 Intertan, Inc.*(1)                                               -             1,387,675                 1,387,675
       117,500 Longs Drug Stores Corp.                                     2,379,375               -                    2,379,375
         9,500 Movie Gallery Inc.*                                            35,031               -                       35,031
       137,200 Musicland Stores Corp.*(1)                                    344,137            736,312                 1,080,449
       136,617 Piercing Pagoda, Inc. *                                        39,825          1,975,276                 2,015,101
        23,572 REX Stores Corp.*(1)                                             -               412,510                   412,510
         1,200 Tractor Supply Co.*                                            17,550               -                       17,550
         5,100 United Auto Group, Inc.*                                       39,844               -                       39,844
         6,400 Wolohan Lumber Co.                                             70,400               -                       70,400
        10,800 York Group Inc.                                                33,750               -                       33,750
         3,600 Zale Corp.*                                                      -               134,550                   134,550
                                                                  ---------------------------------------------------------------
                                                                           4,523,106          4,646,323                 9,169,429
                                                                  ---------------------------------------------------------------

               Thrift - 1.71%
         1,400 Alliance Bancorp of New England, Inc.                          11,200               -                       11,200
         2,700 Bank of the Ozarks, Inc.                                       40,500               -                       40,500
         2,100 Bank United Corp.                                              76,519               -                       76,519
        50,537 BankAtlantic Bancorp Inc.                                     170,562               -                      170,562
        13,500 Bay View Capital Corp.                                        118,125               -                      118,125
        10,500 BSB Bancorp, Inc.                                             224,437               -                      224,437
         4,100 Camco Financial Corp.                                          34,338               -                       34,338
         4,700 Capital Crossing Bank*                                         35,838               -                       35,838
         7,500 Dime Community Bancorp Inc.                                   128,437               -                      128,437
        34,100 Downey Financial Corp.  (1)                                 1,193,500               -                    1,193,500
         3,000 First Bell Bancorp Inc.                                        46,500               -                       46,500
         4,400 First Essex Bancorp Inc.                                       69,850               -                       69,850
         5,500 First Republic Bank*                                          119,625               -                      119,625
         2,500 FirstFed America Bancorp, Inc.                                 33,125               -                       33,125
        23,400 FirstFed Financial Corp.*                                     374,400               -                      374,400
         9,800 Flagstar Bancorp Inc.                                         113,312               -                      113,312
        12,200 Hamilton Bancorp Inc.*                                        219,600               -                      219,600
         3,100 Klamath First Bancorp Inc.                                     34,100               -                       34,100
        18,800 Local Financial Corp.*                                        159,800               -                      159,800
        18,400 MAF Bancorp, Inc.                                             366,850               -                      366,850
         7,300 Parkvale Financial Corp.                                      124,100               -                      124,100
         6,200 PennFed Financial Services, Inc.                               81,375               -                       81,375
         5,000 Quaker City Bancorp Inc.*                                      83,750               -                       83,750
        11,400 Republic Security Financial Corp.                              49,163               -                       49,163
         2,300 Southwest Bancorp, Inc.                                        36,513               -                       36,513
        37,600 Washington Federal Inc.                                       705,000               -                      705,000
         2,000 Westcorp Inc.                                                  26,000               -                       26,000
         3,100 WesterFed Financial Corp.                                      45,725               -                       45,725
         8,000 WSFS Financial Corp.                                           81,000               -                       81,000

                                                                                                                  PRO FORMA
                                                                                                                COMBINED PACE
   COMBINED                                                       PACE SMALL/MEDIUM                              SMALL/MEDIUM
   NUMBER OF                                                        COMPANY VALUE         PAINEWEBBER        COMPANY VALUE EQUITY
    SHARES                                                        EQUITY INVESTMENTS     SMALL CAP FUND           INVESTMENTS
--------------                                                    ---------------------------------------------------------------

                                                                  ---------------------------------------------------------------
                                                                           4,803,244               -                    4,803,244
                                                                  ---------------------------------------------------------------

               Tobacco - 0.34%
         1,700 Holts Cigar Holdings Inc.*                                      8,500               -                        8,500
        15,700 Standard Commercial Corp.                                      76,538               -                       76,538
        39,200 Universal Corp.                                               869,750               -                      869,750
                                                                  ---------------------------------------------------------------
                                                                             954,788               -                      954,788
                                                                  ---------------------------------------------------------------
               Total Common Stocks (cost - $281,489,500)                 201,584,610         63,373,386               264,957,996
                                                                  ---------------------------------------------------------------


                                                                                                                     PRO FORMA
COMBINED                                                                                                           COMBINED PACE
PRINCIPAL                                                                    PACE SMALL/MEDIUM                      SMALL/MEDIUM
 AMOUNT                                                   MATURITY INTEREST    COMPANY VALUE     PAINE WEBBER  COMPANY VALUE EQUITY
 (000)                                                      DATES   RATES    EQUITY INVESTMENTS SMALL CAP FUND      INVESTMENTS
----------                                                -------------------------------------------------------------------------
           REPURCHASE AGREEMENTS - 4.94%
   $ 2,756 Repurchase Agreement dated 07/31/00 with
            Societe Generale, collateralized by $2,118,000
            U.S. Treasury Notes, 8.875% due 08/15/17
            (value $2,811,645); proceeds:  $2,756,498     08/01/00    6.500        $       -      $ 2,756,000          $  2,756,000
    11,103 Repurchase Agreement dated 07/31/00 with State
            Street Bank & Trust Co., collateralized by
            $3,266,232 U.S. Treasury Notes, 6.625% due
            03/31/02; (value - $3,349,551) and $6,203,964
            U.S. Treasury Bonds, 8.125% due 08/15/19;
            (value - $7,814,043); proceeds:  $11,104,619  08/01/00    5.250          11,103,000          -               11,103,000
                                                                             ------------------------------------------------------
           Total Repurchase Agreements (cost-$13,859,000)                            11,103,000     2,756,000            13,859,000
                                                                             ------------------------------------------------------

Total Investments (cost - $295,348,500) -- 99.47%                                   212,687,610    66,129,386           278,816,996
Other Assets in Excess of Liabilities -- 0.53%                                        1,061,259       424,800             1,486,059
                                                                             ------------------------------------------------------
Net Assets -- 100.00%                                                              $213,748,869   $66,554,186          $280,303,055
                                                                             ======================================================


---------------
 *    Non-income producing security.
 (1)  Security, or portion thereof, was on loan at July 31, 2000.
 ADR  American Depository Receipt


           See accompanying notes to pro forma financial statements.

PACE Small/Medium Company Value Equity Investments
PaineWebber Small Cap Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Small Cap Fund ("Small Cap"), PACE Small/Medium Company Value Equity Investments ("Small/Medium Company Value") would acquire the assets of Small Cap in exchange solely for the assumption by Small/Medium Company Value of Small Cap's assets and stated liabilities and shares of Small/Medium Company Value that correspond to the outstanding shares of Small Cap. The number of shares to be received would be based on the relative net asset value of Small/Medium Company Value's shares on the effective date of the Plan and Small Cap will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Small/Medium Company Value and Small Cap at July 31, 2000 and the combined results of operations of Small/Medium Company Value and Small Cap (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will decrease due to the lower fee schedule, net of waivers, of Small/Medium Company Value. Small Cap currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Small/Medium Company Value does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $168,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS-Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-adviser. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.